Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Summary of Company's Capital Structure
At December 31, 2019 and 2018, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2019	2018
Long-term debt payable within one year	653	731
Short-term notes payable	1,143	1,252
Less: cash and cash equivalents	(30)	(483)
	1,766	1,500

Long-term debt	10,822	9,978
Convertible debentures	—	489
Preferred shares	418	418
Common shares	5,661	5,643
Retained earnings	3,667	3,459
Total capital	22,334	21,487